CAPITAL LEASE - SCHEDULE OF LONG-TERM OBLIGATIONS UNDER CAPITAL LEASES (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 vessel	Dec. 31, 2015 tax_lease	Dec. 31, 2014 USD ($) vessel
Leases [Abstract]
Total obligations under capital lease	$ 143,112			$ 150,997
Number of leased shipping vessels		1	1	1